Accounting Principles - Summary of Assumptions Used and Estimated Fair Value (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 14, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Disclosure of changes in accounting estimates [line items]
Number of shares to be issued | shares	28,000,000	28,000,000
Subscription price	$ 5	$ 5
Expected life of derivative	1 month 9 days	3 months
Spot share price	$ 2.33	$ 2.76
Probability of transaction completion	72.00%	81.00%
Fair value | $	$ 48,365	$ 42,694
Forward Foreign Exchange Rate [Member]
Disclosure of changes in accounting estimates [line items]
Rate at maturity	1.09	1.1
Risk-Free Rate [Member]
Disclosure of changes in accounting estimates [line items]
Rate at maturity	5.7	5.5
Volatility [Member]
Disclosure of changes in accounting estimates [line items]
Rate at maturity	119.6